Quarterly Results of Operations (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,046,884	$ 1,023,864	$ 996,531	$ 963,738	$ 978,637	$ 907,404	$ 910,535	$ 952,395	$ 4,031,017	$ 3,748,971
Income from operations	113,276	118,699	97,511	87,719	101,646	77,888	99,791	93,286	417,205	372,611	$ 217,869
Net income attributable to noncontrolling interest	1,544	1,161	1,368	861	1,366	839	(56)	530	(4,934)	(2,679)	(4,802)
Recapitalization investment portfolio consideration	(9,984)	11,231	(5,029)	10,628	23,198	(27,258)	(1,329)	(2,460)	6,846	(7,849)	(97,136)
Net income (loss) attributable to common stockholders of PPD, Inc.	$ 6,766	$ 26,652	$ 25,716	$ (4,467)	$ 36,591	$ 4,100	$ 57,699	$ (2,053)	$ 54,667	$ 96,337	$ 198,891
Basic earnings (loss) per share (in usd per share)	$ 0.02	$ 0.10	$ 0.09	$ (0.02)	$ 0.13	$ 0.01	$ 0.21	$ (0.01)	$ 0.20	$ 0.34	$ 0.68
Diluted earnings (loss) per share (in usd per share)	$ 0.02	$ 0.09	$ 0.09	$ (0.02)	$ 0.13	$ 0.01	$ 0.21	$ (0.01)	$ 0.19	$ 0.34	$ 0.68